INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

	Customer Relationship	Goodwill	Subtotal
Cost
Balance as of September 30, 2025	$-	$-	$-
Additions from business combinations	471,600	1,223,018	1,694,618
Balance as of March 31, 2026	$471,600	$1,223,018	$1,694,618

Accumulated Amortization
Balance as of September 30, 2025	$-	$-	$-
Additions	(39,300)	-	(39,300)
Balance as of March 31, 2026	$(39,300)	$-	(39,300)

Carrying amounts
Balance as of September 30, 2025	$-	$-	$-
Balance as of March 31, 2026	$432,300	$1,223,018	$1,655,318